LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

16.  LEASES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to building, office facilities and equipment and the rights to use the land in the PRC. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

	As of December 31,
	2020	2021
Weighted average remaining lease term:
Operating lease	12.2 years	10.8 years
Finance lease	14.6 years	17.7 years

Weighted average discount rate:
Operating lease	6.56%	7.01%
Finance lease	8.63%	7.27%

Lease cost for finance leases capitalized were immaterial for the years ended December 31, 2019, 2020 and 2021.

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Lease cost
Finance lease cost:
Depreciation	216,664	255,458	274,052	43,005
Interest expenses	120,185	130,196	124,567	19,547
Operating lease cost	214,795	478,805	568,044	89,138
Total lease cost	551,644	864,459	966,663	151,690

Short-term lease cost and variable lease cost for operating leases and finance leases were immaterial for the years ended December 31, 2019, 2020 and 2021.

Other information related to leases was as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	193,174	477,189	593,615	93,151
Financing cash payments for finance leases	333,614	376,232	579,660	90,961

16.  LEASES (CONTINUED)

Future lease payments under operating leases and finance leases as of December 31, 2021 were as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2022	625,680	98,183	326,413	51,221
2023	486,679	76,371	234,013	36,722
2024	437,331	68,627	137,267	21,540
2025	404,703	63,507	95,157	14,932
2026	355,216	55,741	96,757	15,183
2027 and thereafter	2,032,828	318,995	1,722,737	270,335
Total future lease payments	4,342,437	681,424	2,612,344	409,933
Less: Imputed interest	(1,450,385)	(227,598)	(1,248,561)	(195,926)
Present value of future lease payments *	2,892,052	453,826	1,363,783	214,007

*     Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB607,997 (US$95,408) and RMB2,284,055 (US$358,418) for the year ended December 31, 2021, respectively.

      Present value of future finance lease payments consisted of current portion of finance lease liabilities and non-current portion of finance lease liabilities, amounting to RMB244,032 (US$38,294) and RMB1,119,751 (US$175,713) for the year ended December 31, 2021, respectively.